Tax - Schedule of Reconciliation of the charge resulting from applying the standard UK Corporation tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of income tax [Abstract]
Profit before tax	£ 6,661	£ 5,971	[1]	£ 7,503	[1]
UK corporation tax thereon	(1,665)	(1,493)		(1,763)
Impact of surcharge on banking profits	(167)	(157)		(305)
Non-deductible costs: conduct charges	(70)	(27)		(29)
Non-deductible costs: bank levy	(33)	(37)		(35)
Other non-deductible costs	(72)	(73)		(52)
Non-taxable income	99	51		76
Tax relief on coupons on other equity instruments	116	125		124
(Non-deductible) non-taxable foreign exchange (losses) gains	(75)	27		(50)
Tax-exempt gains on disposals	62	98		35
Tax losses where no deferred tax recognised	(7)	(7)		(2)
Remeasurement of deferred tax due to rate changes	0	0		(14)
Differences in overseas tax rates	(5)	(9)		6
Policyholder tax in respect of the life assurance business	(71)	(75)		(61)
Deferred tax in respect of life assurance policyholder tax	(119)	(5)		84
Adjustments in respect of prior years	106	94		0
Tax effect of share of results of joint ventures	(3)	(1)		1
Provision for Pillar 2 current income taxes	0	(5)		0
Tax expense	£ (1,904)	£ (1,494)	[1]	£ (1,985)	[1]

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.